Acquisition (unaudited) (Tables)	9 Months Ended
Sep. 30, 2015
Business Combinations [Abstract]
Schedule of fair value of assets acquired and liabilities assumed

The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Goodwill	$22,562
Developed and core technology	12,640
Customer relationships	128
Trademarks	1,150
Assumed liabilities, net of assets	(3,552)

Total	$32,523